CAPITAL AND RESERVES (Details Narrative)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 £ / shares	Feb. 28, 2023 shares £ / shares	May 31, 2022 shares £ / shares	Mar. 31, 2022 USD ($) shares	Feb. 28, 2022 shares $ / shares	May 31, 2021 shares $ / shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued	110,270,000				72,400,000			60,750,000	19,500,000
Payment of dividend | $	$ 0				$ 0
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued, per share | £ / shares		£ 0.019	£ 0.03	£ 0.05
Loan notes [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued						165,176,000	76,605,760
Number of ordinary shares issued, per share | $ / shares						$ 0.004	$ 0.004
Loan notes one [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued							73,304,650
Number of ordinary shares issued, per share | $ / shares							$ 0.085
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued	241,574,381		2,177,500	40,625,000		238,543,360	36,363,636
Number of ordinary shares issued, per share | $ / shares							$ 0.0135
Warrant reserve one [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued							72,000,000
Number of ordinary shares issued, per share | $ / shares							$ 0.0055
Warrant reserve two [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued							39,605,760
Number of ordinary shares issued, per share | $ / shares							$ 0.004